Note 10 - Concentrations of business risk (Detail) - Net Liquidity of the Company (Parentheticals)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Dec. 21, 2011 USD ($)	Dec. 21, 2011 CAD
Debt facility available in US dolalrs	$ 3,000,000	$ 3,000,000	3,051,000	$ 3,000,000	3,051,000